ACCOUNTING PRINCIPLES AND POLICIES - Schedule of lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments disclosed under IAS 17 at December 31, 2018				€ 8,457
Lease liabilities	€ 8,300	€ 6,309	€ 4,791	€ 5,218
Current lease liabilities	1,598	1,946	1,441
Non-current lease liabilities	€ 6,702	€ 4,363	3,350
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Lease commitments for short-term leases for which recognition exemption has been used			(2,033)
Lessee, Lease Liability, Effect Of Discounting			€ (1,633)